Organization and Principal Activities (Details Narrative)					1 Months Ended	6 Months Ended			12 Months Ended
	Sep. 26, 2019 CNY (¥)	Jul. 28, 2017 USD ($) $ / shares shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 30, 2018 USD ($)	Jun. 30, 2020 USD ($) shares		Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares	Nov. 23, 2017	Nov. 21, 2017 shares	Dec. 29, 2016 USD ($)	Dec. 29, 2016 CNY (¥)	Sep. 16, 2014
New shares issued, value													$ 18,205,522
Offering expenses													$ 1,262,562
Common stock, shares issued | shares						5,693,426	[1]		4,422,837	[1]	4,422,838	[1]	22,114,188
Common stock, shares outstanding | shares						5,693,426	[1]		4,422,837	[1]	4,422,838	[1]	22,114,188
Net (loss) income						$ (640,243)		$ (55,881,292)	$ (61,995,758)		$ (3,818,737)		$ 24,048,184
Exclusive Option Agreement [Member]
Agreement term	10 years			10 years
Sheng Ying Xin [Member]
Percentage of ownership of subsidiary														100.00%
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Percentage of net profit				100.00%
Agreement term				10 years
Jianxin Lin [Member]
Net (loss) income					$ 2,062,000
IPO [Member]
Warrants issued to purchase shares | shares			91,042												91,042
Warrant exercise price, percentage			120.00%
Warrant exercise price | $ / shares			$ 12
Warrant exercisable term			2 years
IPO [Member] | New Investors [Member]
Number of new shares issued | shares		2,023,146
Shares issued price per share | $ / shares		$ 10.00
New shares issued, value		$ 20,231,460
Offering expenses		1,262,562
Deferred issuing cost		$ 763,365
RMB [Member] | Exclusive Option Agreement [Member]
Consideration for exercise option | ¥	¥ 1			¥ 1
Sheng Ying Xin [Member]
Registered capital																$ 726,600
Percentage of ownership of subsidiary																1.00%	1.00%
Direct ownership percentage																		99.00%
Indirect ownership percentage																		1.00%
Sheng Ying Xin [Member] | RMB [Member]
Registered capital | ¥																	¥ 5,000,000
Mr. Jianxin Lin [Member]
Percentage of ownership of subsidiary									73.89%

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.